Significant Accounting Policies - Components of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Product Information [Line Items]
Concentration risk	100.00%	100.00%	100.00%
Revenue	$ 3,385,876	$ 3,301,864	$ 3,399,774
Tuition and educational services
Product Information [Line Items]
Concentration risk	114.00%	110.00%	107.00%
Revenue	$ 3,874,402	$ 3,648,244	$ 3,650,138
Student fees
Product Information [Line Items]
Concentration risk	3.00%	2.00%	2.00%
Revenue	$ 88,108	$ 77,860	$ 83,805
Dormitory / residency
Product Information [Line Items]
Concentration risk	0.00%	1.00%	2.00%
Revenue	$ 6,118	$ 42,555	$ 62,006
Other
Product Information [Line Items]
Concentration risk	5.00%	5.00%	5.00%
Revenue	$ 170,344	$ 154,699	$ 168,230
Gross revenue
Product Information [Line Items]
Concentration risk	122.00%	118.00%	116.00%
Revenue	$ 4,138,972	$ 3,923,358	$ 3,964,179
Less: Discounts / waivers / scholarships
Product Information [Line Items]
Concentration risk	22.00%	18.00%	16.00%
Revenue	$ 753,096	$ 621,494	$ 564,405